Financial Risk Management_Impaired Loans(Details) - Financial Assets Impaired Member [Member] - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Loans Impaired Line Items[Line Items]
Loans Impaired	₩ 990,837,000,000	₩ 1,139,135,000,000
Loans
Loans Impaired Line Items[Line Items]
Loans Impaired	2,264,667,000,000	2,534,220,000,000
Allowances
Loans Impaired Line Items[Line Items]
Loans Impaired	(1,273,830,000,000)	(1,395,085,000,000)
Individual assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	(791,993,000,000)	(860,832,000,000)
Collective assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	(481,837,000,000)	(534,253,000,000)
Retail
Loans Impaired Line Items[Line Items]
Loans Impaired	316,421,000,000	358,173,000,000
Retail | Loans
Loans Impaired Line Items[Line Items]
Loans Impaired	495,546,000,000	575,711,000,000
Retail | Allowances
Loans Impaired Line Items[Line Items]
Loans Impaired	(179,125,000,000)	(217,538,000,000)
Retail | Individual assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	(788,000,000)	(3,000,000)
Retail | Collective assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	(178,337,000,000)	(217,535,000,000)
Corporate
Loans Impaired Line Items[Line Items]
Loans Impaired	537,875,000,000	662,051,000,000
Corporate | Loans
Loans Impaired Line Items[Line Items]
Loans Impaired	1,419,851,000,000	1,656,387,000,000
Corporate | Allowances
Loans Impaired Line Items[Line Items]
Loans Impaired	(881,976,000,000)	(994,336,000,000)
Corporate | Individual assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	(791,205,000,000)	(860,829,000,000)
Corporate | Collective assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	(90,771,000,000)	(133,507,000,000)
Credit card
Loans Impaired Line Items[Line Items]
Loans Impaired	136,541,000,000	118,911,000,000
Credit card | Loans
Loans Impaired Line Items[Line Items]
Loans Impaired	349,270,000,000	302,122,000,000
Credit card | Allowances
Loans Impaired Line Items[Line Items]
Loans Impaired	(212,729,000,000)	(183,211,000,000)
Credit card | Individual assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	0	0
Credit card | Collective assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	₩ (212,729,000,000)	₩ (183,211,000,000)